Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FDIC insurance limits		$ 250,000
Long lived assets impairment charges
Software Development [Member]
Property, plant and equipment, useful life	5 years	5 years
Molds [Member]
Property, plant and equipment, useful life	5 years	5 years
Buildings - Rental Property [Member]
Property, plant and equipment, useful life	40 years	40 years
Minimum [Member] | Office Equipment [Member]
Property, plant and equipment, useful life	3 years	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life	5 years	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life	6 years	6 years
Minimum [Member] | Building Improvements [Member]
Property, plant and equipment, useful life	10 years	10 years
Minimum [Member] | Vehicles [Member]
Property, plant and equipment, useful life	5 years	5 years
Maximum [Member] | Office Equipment [Member]
Property, plant and equipment, useful life	5 years	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life	7 years	7 years
Maximum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life	10 years	10 years
Maximum [Member] | Building Improvements [Member]
Property, plant and equipment, useful life	15 years	15 years
Maximum [Member] | Vehicles [Member]
Property, plant and equipment, useful life	7 years	7 years
Accounts Receivable [Member] | Largest Customer [Member]
Concentration risk, percentage		18.00%